Deferred income (Details) SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CHF (SFr)
Deferred income [Line Items]
Deferred income	SFr 521		SFr 355
Biogen [Member]
Deferred income [Line Items]
Deferred income	521		SFr 400
Upfront fees	SFr 1,500	$ 1.5